Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2005 Portfolio
September 30, 2022
VIPIFF2005-NPRT3-1122
1.822891.117
Domestic Equity Funds - 7.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	7,576	283,488
VIP Equity-Income Portfolio Investor Class (a)	12,205	267,038
VIP Growth & Income Portfolio Investor Class (a)	15,051	328,420
VIP Growth Portfolio Investor Class (a)	5,666	400,482
VIP Mid Cap Portfolio Investor Class (a)	2,658	82,068
VIP Value Portfolio Investor Class (a)	12,754	193,863
VIP Value Strategies Portfolio Investor Class (a)	7,271	95,536
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,118,928)		1,650,895

International Equity Funds - 13.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	166,583	1,465,932
VIP Overseas Portfolio Investor Class (a)	84,982	1,603,609
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,953,164)		3,069,541

Bond Funds - 60.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)(b)	392,990	3,784,495
Fidelity International Bond Index Fund (a)(b)	66,489	587,759
Fidelity Long-Term Treasury Bond Index Fund (a)(b)	81,050	838,872
VIP High Income Portfolio Investor Class (a)	83,716	372,537
VIP Investment Grade Bond II Portfolio - Investor Class (a)	856,870	7,968,897
TOTAL BOND FUNDS (Cost $14,530,038)		13,552,560

Short-Term Funds - 18.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 2.69% (a)(c) (Cost $4,191,253)	4,191,253	4,191,253

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,793,383)	22,464,249
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	22,464,254

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,326,793	1,016,489	961,295	-	(35,594)	(561,898)	3,784,495
Fidelity International Bond Index Fund	475,255	343,970	158,421	2,723	(9,352)	(63,693)	587,759
Fidelity Long-Term Treasury Bond Index Fund	873,470	487,197	228,504	15,845	(20,243)	(273,048)	838,872
VIP Contrafund Portfolio Investor Class	462,919	140,225	181,065	4,289	(869)	(137,722)	283,488
VIP Emerging Markets Portfolio Investor Class	2,189,325	562,459	633,391	-	(62,055)	(590,406)	1,465,932
VIP Equity-Income Portfolio Investor Class	489,651	103,884	264,912	616	21,272	(82,857)	267,038
VIP Government Money Market Portfolio Investor Class 2.69%	5,765,973	541,486	2,116,206	26,424	-	-	4,191,253
VIP Growth & Income Portfolio Investor Class	557,367	145,741	303,814	1,060	66,911	(137,785)	328,420
VIP Growth Portfolio Investor Class	473,451	290,444	210,560	21,916	(10,071)	(142,782)	400,482
VIP High Income Portfolio Investor Class	612,507	36,816	200,963	235	(21,067)	(54,756)	372,537
VIP Investment Grade Bond II Portfolio - Investor Class	-	9,980,237	1,375,565	-	(36,981)	(598,794)	7,968,897
VIP Investment Grade Bond Portfolio Investor Class	11,429,832	1,041,738	10,997,356	529,678	(898,182)	(576,032)	-
VIP Mid Cap Portfolio Investor Class	135,837	32,197	55,455	3,114	(1,437)	(29,074)	82,068
VIP Overseas Portfolio Investor Class	2,381,563	743,282	626,913	18,296	(59,603)	(834,720)	1,603,609
VIP Value Portfolio Investor Class	358,807	70,352	191,425	4,614	29,416	(73,287)	193,863
VIP Value Strategies Portfolio Investor Class	175,881	28,370	82,874	1,487	15,314	(41,155)	95,536
	30,708,631	15,564,887	18,588,719	630,297	(1,022,541)	(4,198,009)	22,464,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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